COMPANY INFORMATION	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
COMPANY INFORMATION
1.	COMPANY INFORMATION
Studio City International Holdings Limited (“Studio City International”) was redomiciled by way of continuation as an exempted company incorporated with limited liability in the Cayman Islands in connection with the Organizational Transactions as described below. On October 22, 2018, Studio City International completed an initial public offering of 28,750,000 American depositary shares (“ADSs”), representing
115,000,000
Class A ordinary shares with par value of $
0.0001
per share, and listed its ADSs on the New York Stock Exchange under the symbol “MSC” in the United States of America (the “Offering”).
Studio City International conducts its principal activities through its subsidiaries, which are primarily located in the Macau Special Administrative Region of the People’s Republic of China (“Macau”). Studio City International together with its subsidiaries (collectively referred to as the “Company”) currently operates the non-gaming
operations of Studio City, a cinematically-themed integrated entertainment, retail and gaming resort in Cotai, Macau, and provides gaming related services to Melco Resorts (Macau) Limited (“Melco Resorts Macau”), a subsidiary of Melco Resorts & Entertainment Limited (“Melco”), which holds the gaming subconcession in Macau, for the operations of the gaming area at Studio City (“Studio City Casino”). Melco’s ADSs are listed on the NASDAQ Global Select Market in the United States of America.
Immediately prior to the Organizational Transactions as described below, Studio City International was
60
% held directly by MCO Cotai Investments Limited (“MCO Cotai”), a subsidiary of Melco, and
40
% held directly by New Cotai, LLC (“New Cotai”), a private company organized in the United States of America. As of December 31, 2019 and 2018, Melco International Development Limited (“Melco International”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”)
,

is the single largest shareholder of Melco
.
Organizational Transactions
Prior to the completion of the Offering, the Company underwent a series of organizational transactions (the “Organizational Transactions”), all of which were completed in October 2018, pursuant to, among others, an implementation agreement entered into among MCO Cotai, Melco, New Cotai, MSC Cotai Limited (“MSC Cotai”), a subsidiary of Studio City International, and Studio City International. The Organizational Transactions included, among other things, the following: (i) Studio City International contributed substantially all of its assets and liabilities to MSC Cotai in exchange for newly-issued ordinary shares of MSC Cotai; (ii) Studio City International authorized two classes of ordinary shares, the Class A ordinary shares and the Class B ordinary shares, in each case with a par value of $
0.0001
each; (iii) the
60
% equity interest in Studio City International held directly by MCO Cotai prior to the Organizational Transactions was reclassified into 108,767,640 Class A ordinary shares; (iv) the
40
% equity interest in Studio City International held directly by New Cotai prior to the Organizational Transactions was exchanged for
72,511,760
Class B ordinary shares, which have only voting and no economic rights and, through its Class B ordinary shares, New Cotai has voting rights in Studio City International which controls MSC Cotai; (v) New Cotai has a non-voting,
non-shareholding
economic participation interest (the “Participation Interest”) in MSC Cotai, the terms of which are set forth in a participation agreement (the “Participation Agreement”) that was entered into by MSC Cotai, New Cotai and Studio City International; and (iv) Studio City International was redomiciled by way of continuation as an exempted company incorporated with limited liability in the Cayman Islands.
The Class A ordinary share and Class B ordinary share have the same rights, except that holders of the Class B ordinary shares do not have any right to receive dividends or distributions upon the liquidation or winding up of Studio City International or to otherwise share in its profits and surplus assets. Immediately prior to the Offering, the Participation Interest entitled New Cotai to receive from MSC Cotai an amount equal to 66 2/3% of the amount of any distribution, dividend or other consideration paid by MSC Cotai to Studio City International, subject to adjustments, exceptions and conditions as set out in the Participation Agreement (the “MSC Cotai’s Distribution”). The 66
2
/
3
% represented the equivalent of New Cotai’s 40% interest in Studio City International prior to the Organizational Transactions. The Participation Agreement also provides that New Cotai is entitled to exchange all or a portion of its Participation Interest for a number of Class A ordinary shares subject to adjustments, exceptions and conditions as set out in the Participation Agreement and a proportionate number of Class B ordinary shares will be deemed surrendered and automatically canceled for no consideration as set out in the Participation Agreement when New Cotai exchanges all or a portion of the Participation Interest for Class A ordinary shares.
Immediately following the completion of the Offering, with a concurrent private placement of 800,376 Class A ordinary shares issued to Melco International to effect an assured entitlement distribution,
115,800,376
Class A ordinary shares were issued; and pursuant to the full exercise by the underwriters of the over-allotment option, an additional
4,312,500
ADSs, representing
17,250,000
Class A ordinary shares, were issued in November 2018.
As a result of the Organizational Transactions, the Offering including the concurrent private placement, and the full exercise by the underwriters of the over-allotment option as mentioned above, the Company recognized an adjustment to the Participation Interest in accordance with the Participation Agreement with a corresponding decrease in the Company’s additional paid-in
capital. As of December 31, 2019 and 2018, the Participation Interest entitled New Cotai to receive from MSC Cotai an amount equal to approximately
30.0
% of the MSC Cotai’s Distribution.